                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                 Form 13F

                           Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009
                              ------------------

Check here if Amendment [   ];  Amendment Number:
                                                 -------------

  This Amendment (Check only one.):    [   ]  is a restatement.
                                       [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
         ----------------------------------------
Address: 320 Park Avenue
         ----------------------------------------
         New York, NY 10022-6839
         ----------------------------------------

Form 13F  File Number: 28-1391
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name    John R. Greed
        -----------------------------------------------------------
Title:  Senior Executive Vice President and Chief Financial Officer
        -----------------------------------------------------------
Phone:  (212) 224-1893
        -----------------------------------------------------------

Signature, Place, and Date of Signing:

/s/  John R. Greed  New York, N. Y.  October 30, 2009
------------------  ---------------  ----------------
   [Signature]       [City, State]        [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of  Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number  Name

  28-4274             Mutual of America Capital Management Corporation
     ---------------  ------------------------------------------------